Cover	Oct. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38163
Entity Registrant Name	PETIQ, INC.
Entity Central Index Key	0001668673
Entity Tax Identification Number	35-2554312
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	230 E Riverside Dr
Entity Address, City or Town	Eagle
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83616
City Area Code	208
Local Phone Number	939-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	PETQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false